Summary of Accounting Policies - Additional Information (Details) - EBP 001	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of exceed total investments	10.00%	10.00%
Retirement 2040 Fund I Class
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of total investments	12.90%	13.10%
Retirement 2030 Fund I Class
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of total investments	11.80%	12.10%
Retirement 2035 Fund I Class
Employee Benefit Plan, Accounting Policy [Line Items]
Percentage of total investments	10.70%	10.40%